Ivy Fund

                                    Ivy Bond Fund
                               Ivy Emerging Growth Fund
                                   Ivy Growth Fund
                             Ivy Growth with Income Fund

                          Supplement Dated October 10, 1997
                          to Prospectus Dated April 30, 1997

                                          #

          As of September 5, 1997, shares of the four funds that comprise
          Mackenzie Series Trust (a separately registered investment company in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

                                          #

          The "Class I" information presented in the "Ivy Bond
Fund"
          section of the "Annual Fund Operating Expenses" table on page 3 is replaced in its entirety as follows:

               Class I ............. 0.75%   0.00%   0.27%(3)
1.02%

                                          #

          The "Class I" information presented in the "Ivy Bond
Fund"
          section of the "Examples" table on page 4 is replaced in its entirety as follows:

               Class I*** .......... $10   $31   $51   $102

                                          #

          The second paragraph under "Minimum Investment
Policies" on
          page 15 is replaced in its entirety as follows:

               Accounts in Class I of Ivy Bond Fund can be opened with a
               minimum initial investment of $250,000; the minimum
               additional investment is $10,000. The minimum initial
               investment in Class I of Ivy Bond Fund may be spread over
               the thirteen month period following the opening of the
               account.

                                          #

          The fourth paragraph under "Exchange Privilege" on page
20 is
          replaced in its entirety as follows:

               Class I shareholders of Ivy Bond Fund may exchange their
               outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative NAV per Class I share.
               Exchanges from any Class of Fund shares into an Ivy Fund in which shares are not already held are subject to certain
               minimum investment restrictions. See "Exchange of Shares"
               in the SAI or contact IMSC at 1-800-777-6472 for further
               details.

                                          #

                                   [logo] IVY FUNDS
                              Via Mizner Financial Plaza
                                700 S. Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111






















































                                       Ivy Fund

                                    Ivy Bond Fund
                               Ivy Emerging Growth Fund
                                   Ivy Growth Fund
                             Ivy Growth with Income Fund

                          Supplement Dated October 10, 1997
             to Statement of Additional Information Dated April
30, 1997

                                          #

          As of September 5, 1997, shares of the four funds that comprise
          Mackenzie Series Trust (a separately registered investment company in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

                                          #

          The "Class I" subsection and the first paragraph of the "All
          Classes" subsection under "Exchange of Shares" are replaced in their entirety as follows:

               CLASS I. Subject to the restrictions set forth in the
               following paragraph, Class I shareholders of Ivy
Bond Fund
               may exchange their outstanding Class I shares for Class I
               shares of another Ivy fund on the basis of the relative NAV per Class I share.

               ALL CLASSES. The minimum value of shares that may be
               exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000, in the case of Class I shares of
               Ivy Bond Fund). No exchange out of a Fund (other than by a complete exchange of all Fund shares) may be made if it
               would reduce the shareholder's interest in that Fund to less than $1,000 ($250,000, in the case of Class I shares of Ivy
               Bond Fund).

                                          #

                                   [logo] IVY FUNDS
                              Via Mizner Financial Plaza
                                700 S. Federal Highway
                              Boca Raton, Florida  33432
                                    1-800-456-5111